ACCOUNTS PAYABLE AND OTHER	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current
Accounts payable	$1,286	$1,360
Accrued and other liabilities (1)	526	410
Lease liabilities	66	68
Financial liabilities (2)	118	126
Work in progress (3)	1,377	1,397
Provisions and decommissioning liabilities	303	355
Liabilities held for sale	41	—
Total current	$3,717	$3,716
Non-current
Accounts payable	$65	$84
Accrued and other liabilities (1)	577	520
Lease liabilities	342	401
Financial liabilities (2)	1,648	1,787
Work in progress (3)	13	1
Provisions and decommissioning liabilities	546	682
Total non-current	$3,191	$3,475
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(1)Includes post-employment benefits of $441 million ($8 million current and $433 million non-current) as at June 30, 2022, and $446 million ($14 million current and $432 million non-current) as at December 31, 2021.
(2)Includes financial liabilities of $1,644 million ($62 million current and $1,582 million non-current) as at June 30, 2022, and $1,732 million ($66 million current and $1,666 million non-current) as at December 31, 2021 related to the sale and leaseback of hospitals.
(3)See Note 15 for additional information.
Uncertain Tax Position
    In May 2021, the Australian Taxation Office (“ATO”) provided the company’s healthcare services operations with conclusions of an internal ATO review related to a historical tax matter. The company’s healthcare services operations disagreed with the conclusions and lodged an objection with the ATO in August 2021. Subsequently, healthcare services and the ATO have engaged in discussions on this matter and as at June 30, 2022, the matter was pending resolution. The company’s healthcare services operations is regularly subject to information requests and audit activities by revenue authorities. The outcome of these reviews depends upon various factors which may result in further tax payments or refunds of tax payments already made. Provisions for potential further payments will be recognized if a present obligation in relation to a tax liability is assessed as probable and can be reliably estimated and measured using the guidance in IFRIC 23.